Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	TEMPLETON DEVELOPING MARKETS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000878087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2016